Operating Leases (Details) - Schedule of Right-of-Use (“ROU”) Assets and Operating Lease Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Right of Use ROU Assets and Operating Lease Liabilities [Abstract]
Operating lease asset, Balance Sheet Classification	Right of use asset
Operating lease asset	$ 209,153	$ 303,227
Total lease asset	$ 209,153	303,227
Operating lease liability – current portion, Balance Sheet Classification	Current operating lease liability
Operating lease liability – current portion	$ 115,388	93,241
Operating lease liability – noncurrent portion, Balance Sheet Classification	Long-term operating lease liability
Operating lease liability – noncurrent portion	$ 86,912	178,226
Total lease liability	$ 202,300	$ 271,467